Other disclosures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Disclosures
Guarantees and other sureties	R$ 62,579,329	R$ 54,497,392	R$ 49,391,839
Financial guarantees	44,891,225	41,456,445	33,192,559
Performance guarantees	1,994,311	2,167,016	1,167,603
Financial letters of credit	15,667,096	10,841,284	14,990,887
Other	26,696	32,647	40,790
Other contingent exposures	3,091,932	2,881,565	4,028,516
Documentary Credits	3,091,932	2,881,565	4,028,516
Total Contingent Liabilities	65,671,261	57,378,957	53,420,355
Commitments
Loan commitments drawable by third parties (1)	177,455,391	158,731,264	145,958,258
Total Commitments	177,455,391	158,731,264	145,958,258
Total	R$ 243,126,652	R$ 216,110,221	R$ 199,378,613